SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Jan. 31, 2014 T	Jan. 31, 2013
Cash and Cash Equivalents
Amount held by the Trust in a money market fund	$ 7,719,963	$ 6,727,461
Revenue Recognition
Quantity of iron ore shipped by NMC subject to price determination recognized in revenue (in tons)	369,600
Fixed Property, Including Intangibles
Percentage of fee interest owned by Mesabi Land Trust in the lands subject to the Peters Lease	20.00%